ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2023	2024
Payables to franchisees	1,150	1,606
Other payables	1,146	1,426
Accrued utilities and other accrued expenses	283	275
Liabilities related to customer loyalty program	264	332
Value-added tax, other tax and surcharge payables	337	301
Advance from noncontrolling interest holders	81	66
Total	3,261	4,006